Investment Objectives and Goals - Roundhill Meme Stock Covered Call ETF	Nov. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Meme Stock Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide exposure to the return of the Roundhill Meme Stock ETF.